SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Foreign Currency and Derivative Financial Instruments) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Foreign currency [Line Items]
Cash and cash equivalents, functional currency equivalent of foreign currency denominated amount	$ 16,157,889	$ 5,342,001		¥ 112,184,192	¥ 34,604,501
Restricted cash	95,865,515	140,337,531		¥ 613,666,780	¥ 560,065,172
Restricted cash, functional currency equivalent of foreign currency denominated amount	88,386,426	86,458,941
Derivative financial instruments
Net (gains) losses on derivative instruments from foreign currency forward exchange contracts	(4,591,991)	$ 6,030,915	$ (6,057,941)
Foreign exchange contracts [Member] | Non-designated [Member]
Foreign currency [Line Items]
Notional amount of outstanding foreign currency forward exchange contracts	$ 50,605,200